Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2016	2015
Deferred tax assets:
Allowance for loan losses	$17,719	$19,773
Accumulated other comprehensive loss – Pension plan	7,937	8,266
Accumulated other comprehensive loss – Unrealized losses on securities	1,618	157
Deferred compensation	4,140	3,908
OREO valuation adjustments	2,322	2,418
Net deferred loan fees	1,397	1,204
Deferred contract bonus	1,074	1,031
Nonvested equity-based compensation	1,115	463
Fixed assets	781	413
Accrued litigation	793	482
Other	2,525	2,813
Total deferred tax assets	$41,421	$40,928
Deferred tax liabilities:
Deferred investment income	10,199	10,199
Pension plan	26,344	26,205
Mortgage servicing rights	3,243	3,153
Partnership adjustments	549	560
Other	596	872
Total deferred tax liabilities	$40,931	$40,989
Net deferred tax asset (liability)	$490	$(61)

Park performs an analysis to determine if a valuation allowance against deferred tax assets is required in accordance with GAAP. Management has determined that it is not required to establish a valuation allowance against the December 31, 2016 or 2015 deferred tax assets in accordance with GAAP since it is more likely than not that the deferred tax assets will be fully utilized in future periods.

The components of the provision for federal income taxes are shown below:

December 31, (In thousands)	2016	2015	2014
Currently payable
Federal	$28,879	$26,153	$27,062
Amortization of qualified affordable housing projects	7,300	6,664	6,869

Deferred
Federal	581	(250)	2,528

Total	$36,760	$32,567	$36,459

The following is a reconciliation of income tax expense to the amount computed at the statutory rate of 35% for the years ended December 31, 2016, 2015 and 2014.

	2016	2015	2014
Statutory federal corporate tax rate	35.0%	35.0%	35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(1.3)%	(0.5)%	(0.5)%
Bank owned life insurance	(1.2)%	(1.8)%	(1.4)%
Investments in qualified affordable housing projects, net of tax benefits	(1.7)%	(1.9)%	(1.6)%
Other tax credits	—%	(0.9)%	—%
KSOP dividend deduction	(1.0)%	(1.0)%	(1.0)%
Other	0.1%	(0.2)%	(0.2)%
Effective tax rate	29.9%	28.7%	30.3%

Park and its subsidiaries do not pay state income tax to the state of Ohio, but pay a franchise tax based on equity. The franchise tax expense is included in "State tax expense" on Park’s Consolidated Statements of Income.

Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2016	2015	2014
January 1 Balance	$558	$532	$518
Additions based on tax positions related to the current year	117	80	76
Additions for tax positions of prior years	38	16	14
Reductions for tax positions of prior years	—	—	—
Reductions due to statute of limitations	(80)	(70)	(76)
December 31 Balance	$633	$558	$532

The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate in the future periods at December 31, 2016, 2015 and 2014 was $482,000, $432,000 and $413,000, respectively. Park does not expect the total amount of unrecognized tax benefits to significantly increase or decrease during the next year.

The expense related to interest and penalties recorded on unrecognized tax benefits in the Consolidated Statements of Income for the years ended December 31, 2016, and 2015 was $1,500 and $2,000, respectively. There was no expense related to interest and penalties for the year ended December 31, 2014. The amount accrued for interest and penalties at December 31, 2016, 2015 and 2014 was $70,500, $69,000 and $67,000, respectively.

Park and its subsidiaries are subject to U.S. federal income tax and income tax in various state jurisdictions. The Corporation is subject to routine audits of tax returns by the Internal Revenue Service and states in which we conduct business. No material adjustments have been made on closed federal and state tax audits. All tax years ending prior to December 31, 2013 are closed to examination by the federal taxing authorities. Generally, all tax years prior to December 31, 2012 are closed to examination by state taxing authorities.